Summary of Significant Accounting Policies and Going Concern (Details) - Schedule of instruments at fair value using level 3 valuation - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Level 1 [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Derivative Liability
Level 2 [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Derivative Liability
Level 3 [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Derivative Liability		$ 125,693